Benefit Plans - Fair Value of Plan Assets (Details 6) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Benefit Plans
Total fair value of plan assets	$ 333	$ 359
Level 1
Benefit Plans
Total fair value of plan assets	3	2
Level 2
Benefit Plans
Total fair value of plan assets	330	357
Cash and cash equivalents
Benefit Plans
Total fair value of plan assets	3	2
Cash and cash equivalents | Level 1
Benefit Plans
Total fair value of plan assets	3	2
Equity securities | U.S.
Benefit Plans
Total fair value of plan assets	16	19
Equity securities | U.S. | Level 2
Benefit Plans
Total fair value of plan assets	16	19
Equity securities | International
Benefit Plans
Total fair value of plan assets	15	1
Equity securities | International | Level 2
Benefit Plans
Total fair value of plan assets	15	1
Investment Grade Securities | U.S.
Benefit Plans
Total fair value of plan assets	291	335
Investment Grade Securities | U.S. | Level 2
Benefit Plans
Total fair value of plan assets	291	335
High Yield Securities | U.S.
Benefit Plans
Total fair value of plan assets	8	2
High Yield Securities | U.S. | Level 2
Benefit Plans
Total fair value of plan assets	$ 8	$ 2